Trade and Other Receivables (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and Other Receivables (Details) [Line Items]
Percentage of trade receivable	60.00%
Number of customer	1	2
Trade receivables [member]
Trade and Other Receivables (Details) [Line Items]
Number of customer	1